STOCKHOLDERS' EQUITY - Common Stock (Details)	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock
Conversion of stock, ratio	1
Class A Common stock
Class of Stock
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Number of votes per share | Vote		1
Common stock, shares issued		1,363,380	1,319,073
Common stock, shares outstanding		1,363,380	1,319,073
Common stock subject to possible redemption, shares at redemption value		26,136,620	26,180,927
Class B Common stock
Class of Stock
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Number of votes per share | Vote		1
Common stock, shares issued		6,875,000	6,875,000
Common stock, shares outstanding		6,875,000	6,875,000
Conversion of stock, ratio		1